QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                   811-10103
               -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                             The Chrysler Building
                              405 Lexington Avenue
                         New York, New York 10174-0208
      ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 567-4030
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 10/31
                        -------------------------------

                      Date of reporting period: 07/31/08
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                         SATUIT CAPITAL MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 July 31, 2008
                                  (unaudited)


  Number                                 % of    Market
of Shares  Security Description          Total InvValuents
---------------------------              ----------------


           COMMON STOCKS:                94.10%

           BUILDING/CONSTRUCTION:        0.67%
    56,700 Orion Marine Group, Inc.              785,295
                                                ---------


           COMMERCIAL SERVICES:          1.09%
    34,787 Team, Inc.                           1,270,073
                                                ---------


           COMPUTER SOFTWARE/STORAGE:    8.51%
   278,700 Datalink Corp                        1,711,218
   133,600 Double-Take Software, Inc.           1,474,944
   231,600 Intervoice, Inc.                     1,894,488
    89,600 Iris International, Inc.             1,512,448
   152,000 Smith Micro Software, Inc.           1,094,400
   174,000 Super Micro Computer, Inc.           1,376,340
   132,500 Vitrusa Corp                           865,225
                                                ---------
                                                9,929,063
                                                ---------

           ELECTRONIC/EQUIPMENT:         3.57%
    28,950 American Science & Engineering, Inc. 1,636,254
   100,850 Harbin Electric, Inc.                1,514,767
    35,600 NVE Corp                             1,018,160
                                                ---------
                                                4,169,181
                                                ---------


           ENERGY:                       2.34%
     9,635 Dawson Geophysical Co.                632,345
    55,000 Greenhunter Energy, Inc.              858,000
   147,500 Ram Energy Resources, Inc.            687,350
    28,000 Rex Energy Corp.                      557,200
                                                ---------
                                               2,734,895
                                                ---------


           ENTERTAINMENT:                1.96%
    69,700 Rick's Cabaret International, Inc.   1,066,410
   252,000 Shuffle Master, Inc.                 1,217,160
                                                ---------
                                                2,283,570
                                                ---------

           ENVIRONMENTAL:                1.05%
   132,600 ADA-ES Inc.                          1,229,202
                                                ---------


           FINANCIAL:                    7.84%
    80,200 Amerisafe Inc.                       1,457,234
   107,200 AmTrust Financial Services, Inc.     1,561,904
   157,500 CastlePoint Holdings, Ltd.           1,463,175
    40,817 Darwin Professional Underwriters, Inc1,263,286
    68,800 First Mercury Financial Corporation  1,100,800
    51,000 Life Partners Holdings, Inc.         1,135,260
    51,200 Tower Group, Inc.                    1,166,336
                                                ---------
                                                9,147,995
                                                ---------

           FIREARMS:                     1.16%
   302,500 Smith & Wesson Holding Corp          1,358,225
                                                ---------

           FISHERIES:                    1.25%
    94,000 HQ Sustainable Maritime Industries, I1,453,240
                                                ---------


           FOOTWEAR:                     1.02%
    52,800 Steven Madden, LTD.                  1,187,472
                                                ---------


           HEALTHCARE:                   14.69%
   215,000 Allion Healthcare, Inc.              1,244,850
    11,103 Almost Family, Inc.                    364,734
    79,200 American Service Group Inc.            837,936
    88,502 American Physicians
           Service Group, In                    1,836,417
   203,900 Bio-Imaging Technologies, Inc.       1,557,796
   119,000 Freeseas, Inc.                         771,120
    10,000 IntegraMed America, Inc.                64,500
    75,000 Merit Medical Systems, Inc.          1,515,750
    82,800 Natus Medical, Inc.                  1,921,788
   656,600 PHC, Inc. - Class A                  1,529,878
   101,300 Skilled Healthcare Group, Inc.       1,479,993
    55,700 Somanetics Corp.                     1,220,944
    96,500 Sun Healthcare Group, Inc.           1,378,985
    80,000 US Physical Therapy, Inc.            1,306,400
    11,800 Virtual Radiologic Corp.               109,268
                                                ---------
                                               17,140,359
                                                ---------


           INDUSTRIAL:                   3.60%
    30,000 DXP Enterprises, Inc.                1,435,200
    41,200 Hurco Companies, Inc.                1,202,216
   101,700 Metalico, Inc.                       1,566,180
                                                ---------
                                                4,203,596
                                                ---------


           INTERNET:                     7.12%
   125,400 Eresearch Technology                 1,825,824
   110,700 Greenfield Online, Inc.              1,532,088
   135,593 Interwoven, Inc.                     1,909,149
   182,800 NIC Inc.                             1,334,440
   209,700 S1 Corporation                       1,702,764
                                                ---------
                                                8,304,265
                                                ---------


           MANUFACTURING:                3.22%
    87,105 G-III Apparel Group, Ltd.            1,396,293
   160,000 KapStone Paper and Packaging Corp.   1,224,000
    35,270 Landec Corp.                         1,130,404
                                                ---------
                                                3,750,697
                                                ---------

           METAL PROCESSOR:              3.72%
    48,600 Dynamic Materials Co.                1,364,202
    41,800 Dynamex, Inc.                        1,376,474
   129,000 Eagle Test Systems, Inc.             1,599,600
                                                ---------
                                                4,340,276
                                                ---------



           OIL & GAS:                    6.80%
   255,000 Boots & Coots
           International Well Contr              670,650
    25,300 Callon Petroleum                      581,647
    23,000 EV Energy Partners LP                 649,750
    99,388 Evolution Petroleum Corp.             502,903
    18,785 Gulfmark Offshore, Inc.               942,631
    21,400 Interoil Corporation                  596,418
    36,700 Mitcham Industries, Inc.              564,446
    21,600 Natural Gas Services Group            554,256
   760,053 Particle Drilling
           Technologies, Inc.                  1,694,918
     7,900 T-3 Energy Service, Inc.              541,703
    66,900 Txco Resources, Inc.                  628,860
                                                ---------
                                               7,928,182
                                                ---------

           RETAIL:                       6.25%
   118,000 Fred's Inc. - Class A                1,517,480
    50,800 Jos A. Bank Clothiers, Inc.          1,137,920
    70,500 Monro Muffler Brake, Inc.            1,283,805
   173,400 Sport Supply Group, Inc.             2,077,332
    86,000 Zumiez Inc.                          1,269,360
                                                ---------
                                                7,285,897
                                                ---------


           SCHOOLS:                      0.27%
    22,900 Lincoln Educational Services          315,791
                                                ---------


           SEMI-CONDUCTORS:              4.67%
   273,124 Catalyst Semiconductor, Inc.         1,747,994
   250,400 Intellon Corp.                         951,520
   146,000 SemiTool, Inc.                       1,309,620
   219,500 Ultra Clean Holdings, Inc.           1,437,725
                                                ---------
                                                5,446,859
                                                ---------


           TECH:                         4.60%
   150,700 Globecomm Systems, Inc.              1,384,933
   110,200 i2 Technologies, Inc.                1,422,682
    78,200 Mellanox Technologies Ltd.           1,000,178
    65,200 NCI, Inc.                            1,556,324
                                                ---------
                                                5,364,117
                                                ---------


           TELECOMMUNICATIONS:           2.67%
    81,300 Cbeyond, Inc.                        1,396,734
   356,000 Symmetricom, Inc.                    1,719,480
                                                ---------
                                                3,116,214
                                                ---------


           TRANSPORTATION:               6.03%
    74,700 CAI International, Inc.              1,364,022
    88,800 General Steel Holdings, Inc.         1,312,464
    43,600 Paragon Shipping Inc. - Class A        668,824
    93,203 Providence & Worcester Railroad Co.  1,739,168
    51,000 Star Bulk Carriers Corp.               573,240
   162,300 Wonder Auto Technology, Inc.         1,373,058
                                                ---------
                                                7,030,776
                                                ---------


           Total Securities          94.10% $ 109,775,240
           Cash and Cash Equivalents  5.90%     6,883,559
                                     ------     ---------
           TOTAL INVESTMENTS         100.00%  116,658,799
                                     ======     =========



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

Valuation Inputs:                       Investment in Securities:
Level 1 - Quoted Prices                 $ 109,775,240
Level 2 - Other Significant Observable         Inputs
Level 3 - Significant Unobservable             Inputs
                                         --------------
                        Total:          $ 109,775,240

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 08-25-2008
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 08-25-2008
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 08-25-2008
      ------------------------------------